Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets - Estimated Five-Year Amortization (Details) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 65
Finite-Lived Intangible Assets, Amortization Expense, Year Two	55
Finite-Lived Intangible Assets, Amortization Expense, Year Three	54
Finite-Lived Intangible Assets, Amortization Expense, Year Four	54
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 48